Net Income (Loss) per Share - Summary of Dilutive Securities Excluded from Computation of Basic and Diluted Net Income (Loss) Per Common Share (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	9,473,766	36,434,524		35,284,399	9,473,766	32,693,169	6,325,031
Outstanding Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	4,136,040	7,198,719		6,281,633	4,136,040	3,886,038	4,301,960
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,415,104	593,397		499,215	1,415,104	643,635	1,415,104
Warrants to Purchase Preferred Stock (as converted to warrants to purchase Common Stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount						138,857	297,854
Warrants to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	432,664	403,658		264,801	432,664	264,801	138,857
Shares of Common Stock Issued Upon the Exercise of Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		18,759,554	0	18,759,554	0	18,759,838
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		9,000,000	0	9,000,000	0	9,000,000
Convertible Note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	3,489,958	479,196		479,196	3,489,958		171,256